UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			August 5, 2004
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































FORM 13F INFORMATION TABLE
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	3306	36740	SH		SOLE		11600	0	25140
Alliant Tech Systems	COM	018804104	362	5727	SH		SOLE		5700	0	27
Altera Corporation	COM	021441100	2590	116901	SH		SOLE		23400	0	93501
Amgen Inc.	COM	031162100	3715	68094	SH		SOLE		16300	0	51794
Analog Devices Inc	COM	32654105	3644	77420	SH		SOLE		17000	0	60420
BJ's Wholesale Club, Inc.	COM	05548J106	3910	156406	SH		SOLE		40000	0	116406
Biomet Inc.	COM	90613100	2996	67435	 SH		SOLE		20000	0	47435
C.H. Robinson Worldwide Inc.	COM	12541w100	4580	99913	SH		SOLE		17000	0	82913
Chubb Corp.	COM	171232101	3808	55852	SH		SOLE		13800	0	42052
Cisco Systems, Inc.	COM	17275R102	4874	205656	SH		SOLE		53600	0	152056
Constellation Brands Inc A	CLA	21036p108	1812	48803	SH		SOLE		20800	0	28003
Danaher Corp.	COM	235851102	5586	107738	SH		SOLE		26700	0	81038
EMC Corporation	COM	268648102	3664	321489	SH		SOLE		65900	0	255589
Eastman Chemical Company	COM	277432100	3851	83301	SH		SOLE		17700	0	65601
Engelhard Corp.	COM	292845104	749	23200	SH		SOLE		23200	0	0
General Electric Company	COM	369604103	11	340	SH		SOLE		0	0	340
Honeywell Inc.	COM	438516106	4330	118220	SH		SOLE		28000	0	90220
Inamed Corp.	COM	453235103	1101	17529	SH		SOLE		4400	0	13129
IShares MSCI Pacific ex Japan	MSCI PAC J IDX	464286665	1434	19597	SH		SOLE		0	0	19597
Intl. Business Machines Corp.	COM	459200101	4376	49644	SH		SOLE		11500	0	38144
Intuit Inc.	COM	461202103	3656	94783	SH		SOLE		24000	0	70783
Johnson & Johnson	COM	478160104	4133	74215	SH		SOLE		16000	0	58215
Lehman Brothers Holdings Inc.	COM	524908100	4342	57710	SH		SOLE		14700	0	43010
Lockheed Martin Corp.	COM	539830109	3839	73732	SH		SOLE		17200	0	56532
M & T Bank Corp.	COM	55261f104	2051	23500	SH		SOLE		6600	0	16900
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234	392	2430	SH		SOLE		0	0	2430
Merck & Co., Inc.	COM	589331107	3413	71871	SH		SOLE		15800	0	56071
Merrill Lynch and Co.	COM	590188108	4007	74236	SH		SOLE		19600	0	54636
Nabors Industries LTD	COM	g6359f103	4085	90354	SH		SOLE		20700	0	69654
Noble Corp.	COM	655042109	3892	102739	SH		SOLE		23400	0	79339
Polymedica Corp.	COM	731738100	1087	35051	SH		SOLE		8800	0	26251
Qualcomm Inc.	COM	747525103	5899	80842	SH		SOLE		22500	0	58342
Russell 2000 Index iShares	RUSSELL 2000	464287655	163	1385	SH		SOLE		0	0	1385
S&P MidCap 400 Index iShares	S&P MidCap 400	464287507	95	789	SH		SOLE		0	0	789
Stryker Corp	COM	863667101	5653	102784	SH		SOLE		24000	0	78784
Target Corp.	COM	87612e106	3865	91011	SH		SOLE		20400	0	70611
Wal Mart Stores Inc.	COM	931142103	883	16745	SH		SOLE		16700	0	45